Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous assets [abstract]
Summary of Other Assets

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Spare parts	$2,836	$3,380
Refundable deposits	1,971	1,964
Other financial assets	1,000	1,000
Others	2,035	1,916
	$7,842	$8,260
Current
Spare parts	$2,836	$3,380
Others	143	175
	$2,979	$3,555
Noncurrent
Refundable deposits	$1,971	$1,964
Other financial assets	1,000	1,000
Others	1,892	1,741
	$4,863	$4,705